UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Cambiar International Equity Fund

Institutional Class Shares - CAMYX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar International Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar International Equity Fund, Institutional Class Shares	$23	0.45%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$129,233,615	47	$411,971	20%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Japan 16.1%
United Kingdom 12.6%
France 10.1%
Switzerland 7.8%
Singapore 7.1%
Germany 7.0%
Ireland 6.9%
United States 6.7%
Netherlands 5.8%
Portugal 4.1%
Belgium 3.6%
Denmark 3.4%
Short-Term Investment 1.3%
Other Countries 4.2%

Table Summary
Value	Value
Other Countries	4.2%
Short-Term Investment	1.3%
Denmark	3.4%
Belgium	3.6%
Portugal	4.1%
Netherlands	5.8%
United States	6.7%
Ireland	6.9%
Germany	7.0%
Singapore	7.1%
Switzerland	7.8%
France	10.1%
United Kingdom	12.6%
Japan	16.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ASML Holding, Cl G	3.2%
London Stock Exchange Group	3.2%
AstraZeneca	3.2%
Daifuku Ltd.	2.6%
Sunbelt Rentals Holdings	2.6%
DBS Group Holdings	2.6%
ING Groep	2.6%
KBC Group	2.5%
Tokio Marine Holdings	2.4%
Barclays	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMYX-SAR-2026

The Advisors' Inner Circle Fund

Cambiar International Equity Fund

Investor Class Shares - CAMIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar International Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar International Equity Fund, Investor Class Shares	$24	0.48%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$129,233,615	47	$411,971	20%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	4.2%
Short-Term Investment	1.3%
Denmark	3.4%
Belgium	3.6%
Portugal	4.1%
Netherlands	5.8%
United States	6.7%
Ireland	6.9%
Germany	7.0%
Singapore	7.1%
Switzerland	7.8%
France	10.1%
United Kingdom	12.6%
Japan	16.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ASML Holding, Cl G	3.2%
London Stock Exchange Group	3.2%
AstraZeneca	3.2%
Daifuku Ltd.	2.6%
Sunbelt Rentals Holdings	2.6%
DBS Group Holdings	2.6%
ING Groep	2.6%
KBC Group	2.5%
Tokio Marine Holdings	2.4%
Barclays	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMIX-SAR-2026

The Advisors' Inner Circle Fund

Cambiar Opportunity Fund

Institutional Class Shares - CAMWX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar Opportunity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Opportunity Fund, Institutional Class Shares	$35	0.65%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$328,426,351	39	$713,832	20%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Industrials
20.2%
Financials
17.6%
Health Care
17.0%
Consumer Staples
9.4%
Consumer Discretionary
8.8%
Information Technology
7.9%
Communication Services
5.0%
Short-Term Investment
4.8%
Energy
3.3%
Materials
3.0%
Utilities
2.2%
Real Estate
1.5%

Table Summary
Value	Value
Real Estate	1.5%
Utilities	2.2%
Materials	3.0%
Energy	3.3%
Short-Term Investment	4.8%
Communication Services	5.0%
Information Technology	7.9%
Consumer Discretionary	8.8%
Consumer Staples	9.4%
Health Care	17.0%
Financials	17.6%
Industrials	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Elevance Health	3.8%
Amazon.com	3.6%
Alphabet, Cl A	3.5%
Union Pacific	3.3%
Delta Air Lines	3.2%
PepsiCo	3.0%
Uber Technologies	3.0%
Texas Instruments	3.0%
Airbus ADR	3.0%
Amrize Ltd	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMWX-SAR-2026

The Advisors' Inner Circle Fund

Cambiar Opportunity Fund

Investor Class Shares - CAMOX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar Opportunity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Opportunity Fund, Investor Class Shares	$46	0.86%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$328,426,351	39	$713,832	20%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.5%
Utilities	2.2%
Materials	3.0%
Energy	3.3%
Short-Term Investment	4.8%
Communication Services	5.0%
Information Technology	7.9%
Consumer Discretionary	8.8%
Consumer Staples	9.4%
Health Care	17.0%
Financials	17.6%
Industrials	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Elevance Health	3.8%
Amazon.com	3.6%
Alphabet, Cl A	3.5%
Union Pacific	3.3%
Delta Air Lines	3.2%
PepsiCo	3.0%
Uber Technologies	3.0%
Texas Instruments	3.0%
Airbus ADR	3.0%
Amrize Ltd	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMOX-SAR-2026

The Advisors' Inner Circle Fund

Cambiar Small Cap Fund

Institutional Class Shares - CAMZX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar Small Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Small Cap Fund, Institutional Class Shares	$24	0.45%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$69,610,644	42	$187,648	22%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
24.4%
Information Technology
17.4%
Health Care
14.4%
Industrials
10.1%
Consumer Discretionary
8.5%
Real Estate
6.4%
Short-Term Investment
5.3%
Utilities
4.7%
Materials
4.5%
Energy
2.5%
Consumer Staples
1.9%

Table Summary
Value	Value
Consumer Staples	1.9%
Energy	2.5%
Materials	4.5%
Utilities	4.7%
Short-Term Investment	5.3%
Real Estate	6.4%
Consumer Discretionary	8.5%
Industrials	10.1%
Health Care	14.4%
Information Technology	17.4%
Financials	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Diodes	4.0%
Lattice Semiconductor	3.7%
Ichor Holdings	3.6%
Tower Semiconductor	3.2%
Rambus	2.9%
Monarch Casino & Resort	2.7%
Align Technology	2.5%
BOK Financial	2.5%
NOV	2.5%
IDACORP	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMZX-SAR-2026

The Advisors' Inner Circle Fund

Cambiar Small Cap Fund

Investor Class Shares - CAMSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar Small Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Small Cap Fund, Investor Class Shares	$30	0.56%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$69,610,644	42	$187,648	22%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.9%
Energy	2.5%
Materials	4.5%
Utilities	4.7%
Short-Term Investment	5.3%
Real Estate	6.4%
Consumer Discretionary	8.5%
Industrials	10.1%
Health Care	14.4%
Information Technology	17.4%
Financials	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Diodes	4.0%
Lattice Semiconductor	3.7%
Ichor Holdings	3.6%
Tower Semiconductor	3.2%
Rambus	2.9%
Monarch Casino & Resort	2.7%
Align Technology	2.5%
BOK Financial	2.5%
NOV	2.5%
IDACORP	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMSX-SAR-2026

The Advisors' Inner Circle Fund

Cambiar SMID Fund

Institutional Class Shares - CAMUX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar SMID Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar SMID Fund, Institutional Class Shares	$22	0.42%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,302,156	41	$103,709	27%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials 21.1%
Industrials 16.8%
Information Technology 15.4%
Health Care 13.3%
Real Estate 7.4%
Consumer Discretionary 7.2%
Utilities 7.1%
Consumer Staples 4.1%
Short-Term Investment 2.7%
Energy 2.5%
Materials 2.5%

Table Summary
Value	Value
Materials	2.5%
Energy	2.5%
Short-Term Investment	2.7%
Consumer Staples	4.1%
Utilities	7.1%
Consumer Discretionary	7.2%
Real Estate	7.4%
Health Care	13.3%
Information Technology	15.4%
Industrials	16.8%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ON Semiconductor	4.1%
Lattice Semiconductor	3.1%
Littelfuse	2.9%
Masco	2.9%
Tower Semiconductor	2.8%
Watsco	2.8%
WillScot Holdings	2.8%
Saia	2.6%
Gentex	2.6%
BorgWarner	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMUX-SAR-2026

The Advisors' Inner Circle Fund

Cambiar SMID Fund

Investor Class Shares - CAMMX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar SMID Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar SMID Fund, Investor Class Shares	$25	0.47%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,302,156	41	$103,709	27%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	2.5%
Energy	2.5%
Short-Term Investment	2.7%
Consumer Staples	4.1%
Utilities	7.1%
Consumer Discretionary	7.2%
Real Estate	7.4%
Health Care	13.3%
Information Technology	15.4%
Industrials	16.8%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ON Semiconductor	4.1%
Lattice Semiconductor	3.1%
Littelfuse	2.9%
Masco	2.9%
Tower Semiconductor	2.8%
Watsco	2.8%
WillScot Holdings	2.8%
Saia	2.6%
Gentex	2.6%
BorgWarner	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMMX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Semi-Annual Financials and Other Information

The Advisors' Inner Circle Fund

April 30, 2026

Cambiar Opportunity Fund

Cambiar SMID Fund

Cambiar Small Cap Fund

Cambiar International Equity Fund

CAMBIAR INVESTORS

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	11
Statements of Operations	13
Statements of Changes in Net Assets	15
Financial Highlights	19
Notes to Financial Statements	27
Other Information (Form N-CSRS Items 8-11) (Unaudited)	35

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
APRIL 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.9%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 3.0%
Airbus ADR	191,000	$9,834,590

AIR FREIGHT & LOGISTICS — 2.7%
FedEx	22,000	8,872,820

AIRLINES — 3.2%
Delta Air Lines	155,000	10,538,450

AUTO COMPONENTS — 2.0%
Aptiv *	110,000	6,628,600

BANKS — 7.5%
JPMorgan Chase	27,000	8,457,210
PNC Financial Services Group	42,000	9,366,000
US Bancorp	122,000	6,912,520
		24,735,730
BEVERAGES — 7.0%
Constellation Brands, Cl A	44,000	6,889,520
Diageo ADR	74,000	5,968,100
PepsiCo	63,000	9,984,870
		22,842,490
BIOTECHNOLOGY — 2.4%
Regeneron Pharmaceuticals	11,000	7,777,660

BROADLINE RETAIL — 3.6%
Amazon.com *	44,000	11,662,640

BUILDING PRODUCTS — 2.1%
Masco	95,000	6,822,900

CAPITAL MARKETS — 2.6%
CME Group, Cl A	29,500	8,490,690

CONSTRUCTION MATERIALS — 3.0%
Amrize Ltd	180,000	9,680,400

CONSUMER FINANCE — 2.6%
American Express	26,000	8,399,300

CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.4%
Sysco	107,000	7,993,970

ENERGY EQUIPMENT & SERVICES — 1.6%
Schlumberger	91,000	5,176,080

FINANCIAL SERVICES — 2.9%
Mastercard, Cl A	19,000	9,555,480

GROUND TRANSPORTATION — 6.3%
Uber Technologies *	132,000	9,848,520
Union Pacific	40,000	10,779,200
		20,627,720
HEALTH CARE EQUIPMENT & SERVICES — 2.5%
Medtronic	100,000	8,097,000

HEALTH CARE PROVIDERS & SERVICES — 9.5%
Centene *	176,000	9,449,440
Elevance Health	33,000	12,421,860
Labcorp Holdings	36,500	9,373,200
		31,244,500
INDUSTRIAL CONGLOMERATE — 2.9%
Honeywell International	45,000	9,644,850

INSURANCE — 2.0%
Chubb	20,000	6,540,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
APRIL 30, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INTERACTIVE MEDIA & SERVICES — 3.5%
Alphabet, Cl A	30,000	$11,544,000

MEDIA — 3.2%
Comcast, Cl A	208,000	5,624,320
Versant Media Group	117,416	4,718,949
		10,343,269
MULTI-UTILITIES — 2.2%
Sempra	76,000	7,229,120

OIL, GAS & CONSUMABLE FUELS — 1.7%
Chevron	30,000	5,799,300

PHARMACEUTICALS — 2.6%
Bristol-Myers Squibb	144,000	8,724,960

SEMI-CONDUCTORS & INSTRUMENTS — 2.6%
ON Semiconductor *	84,000	8,468,040

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Applied Materials	19,500	7,692,555
Texas Instruments	35,000	9,837,800
		17,530,355
SPECIALIZED REITS — 1.5%
Weyerhaeuser	206,400	5,060,928

SPECIALTY RETAIL — 1.5%
TJX	32,000	5,016,000

TOTAL COMMON STOCK
(Cost $220,441,069)		314,881,842
SHORT-TERM INVESTMENT — 4.8%

First American Treasury Obligation Fund 3.640% (A) (B)
(Cost $15,904,983)	15,904,983	15,904,983

TOTAL INVESTMENTS— 100.7%
(Cost $236,346,052)		$330,786,825

Percentages are based on Net Assets of $328,426,351.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of April 30, 2026.
(B)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
APRIL 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.4%

	Shares	Value
AIRLINES — 2.4%
Southwest Airlines	28,500	$1,080,720

AUTO COMPONENTS — 5.2%
BorgWarner	20,500	1,167,885
Gentex	50,655	1,170,637
		2,338,522
BANKS — 7.1%
BOK Financial	8,405	1,124,505
Prosperity Bancshares	16,200	1,128,330
SOUTHSTATE BANK CORP	10,000	976,700
		3,229,535
BUILDING PRODUCTS — 2.9%
Masco	18,030	1,294,915

CAPITAL MARKETS — 4.9%
Cboe Global Markets	3,645	1,093,828
Lazard, Cl A	23,710	1,149,935
		2,243,763
COMMERCIAL SERVICES & SUPPLIES — 1.3%
ACV Auctions, Cl A *	117,104	607,770

CONSTRUCTION & ENGINEERING — 2.8%
WillScot Holdings	55,860	1,264,670

CONTAINERS & PACKAGING — 2.5%
Packaging Corp of America	5,260	1,122,747

ELECTRIC UTILITIES — 2.5%
Pinnacle West Capital	10,730	1,112,916

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Littelfuse	3,210	1,297,386

FINANCIAL SERVICES — 4.2%
Euronet Worldwide *	12,415	898,598
WEX *	6,675	1,003,453
		1,902,051
FOOD PRODUCT — 1.9%
Lamb Weston Holdings	19,585	852,927

GAS UTILITIES — 2.5%
Atmos Energy	5,920	1,124,681

HEALTH CARE EQUIPMENT & SERVICES — 9.3%
Align Technology *	6,500	1,144,065
Cooper *	16,000	1,006,400
Globus Medical, Cl A *	11,935	1,076,298
Solventum *	15,000	1,010,400
		4,237,163
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Quest Diagnostics	5,735	1,113,737

HEALTH CARE TECHNOLOGY — 1.5%
Phreesia *	74,900	689,829

HOTELS, RESTAURANTS & LEISURE — 2.0%
Sportradar Group, Cl A *	71,110	927,986

HOUSEHOLD & PERSONAL PRODUCTS — 2.2%
Clorox	10,200	983,688

INDUSTRIAL REITS — 2.5%
Americold Realty Trust	93,006	1,137,463

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
APRIL 30, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INSURANCE — 4.9%
Fidelity National Financial	21,035	$1,100,130
Reinsurance Group of America, Cl A	5,210	1,101,707
		2,201,837
INTERNET — 2.5%
Zillow Group, Cl A *	26,000	1,159,860

MACHINERY — 2.0%
Lincoln Electric Holdings	3,320	879,800

OIL, GAS & CONSUMABLE FUELS — 2.5%
HF Sinclair	16,845	1,132,152

RETAIL REITS — 2.4%
NNN REIT	24,544	1,074,782

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.0%
Lattice Semiconductor *	11,500	1,406,220
ON Semiconductor *	18,200	1,834,742
Tower Semiconductor *	5,800	1,282,090
		4,523,052
SOFTWARE — 2.5%
Dolby Laboratories, Cl A	17,915	1,149,068

TRADING COMPANY & DISTRIBUTORS — 2.8%
Watsco	2,900	1,269,736

U.S. GOVERNMENT RELATED SECURITY — 2.6%
Saia *	2,650	1,189,373

WATER UTILITIES — 2.1%
Essential Utilities	25,390	969,898

TOTAL COMMON STOCK
(Cost $37,024,730)		44,112,027
SHORT-TERM INVESTMENT — 2.7%

First American Treasury Obligation Fund 3.640% (A) (B)
(Cost $1,216,380)	1,216,380	1,216,380

TOTAL INVESTMENTS— 100.1%
(Cost $38,241,110)		$45,328,407

Percentages are based on Net Assets of $45,302,156.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of April 30, 2026.
(B)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
APRIL 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.8%

	Shares	Value
AIR FREIGHT & LOGISTICS — 2.0%
Hub Group, Cl A	32,280	$1,414,832

AUTO COMPONENTS — 4.1%
BorgWarner	25,300	1,441,341
Gentex	61,000	1,409,710
		2,851,051
BANKS — 13.6%
Banner	20,500	1,371,655
BOK Financial	13,000	1,739,270
Prosperity Bancshares	24,495	1,706,077
Texas Capital Bancshares *	16,145	1,625,801
United Bankshares	31,395	1,375,415
United Community Banks	49,075	1,635,670
		9,453,888
BIOTECHNOLOGY — 2.0%
Halozyme Therapeutics *	21,800	1,387,788

CAPITAL MARKETS — 2.3%
Lazard, Cl A	33,490	1,624,265

COMMERCIAL SERVICES & SUPPLIES — 3.6%
ACV Auctions, Cl A *	165,000	856,350
Healthcare Services Group *	75,785	1,622,557
		2,478,907
CONSTRUCTION MATERIALS — 2.1%
Eagle Materials	7,000	1,470,770

ELECTRIC UTILITIES — 4.7%
IDACORP	11,690	1,727,081
TXNM Energy, Inc.	26,465	1,563,023
		3,290,104
ENERGY & EQUIPMENT SERVICES — 2.5%
NOV	85,000	1,739,100

FINANCIAL SERVICES — 1.9%
WEX *	8,750	1,315,388

FOOD PRODUCTS — 1.9%
Ingredion	12,000	1,340,880

HEALTH CARE EQUIPMENT & SERVICES — 4.9%
Align Technology *	10,050	1,768,901
Globus Medical, Cl A *	18,190	1,640,374
		3,409,275
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Addus HomeCare *	15,070	1,460,132
HealthEquity *	17,000	1,394,510
		2,854,642
HEALTH CARE TECHNOLOGY — 3.4%
HealthStream	63,900	1,326,564
Phreesia *	113,210	1,042,664
		2,369,228
HOTELS, RESTAURANTS & LEISURE — 4.4%
Monarch Casino & Resort	15,830	1,878,862
Sportradar Group, Cl A *	87,315	1,139,461
		3,018,323
INDUSTRIAL REITS — 4.0%
Americold Realty Trust	107,799	1,318,382
Terreno Realty	22,000	1,434,400
		2,752,782

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
APRIL 30, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INSURANCE — 6.6%
First American Financial	24,580	$1,723,796
Reinsurance Group of America, Cl A	6,405	1,354,401
RenaissanceRe Holdings	4,955	1,521,036
		4,599,233
MACHINERY — 4.5%
Alamo Group	8,220	1,425,677
Atmus Filtration Technologies	26,930	1,707,362
		3,133,039
METALS & MINING — 2.4%
Metallus *	87,000	1,673,880

RETAIL REITS — 2.4%
NETSTREIT	82,446	1,695,914

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.4%
Diodes *	25,910	2,776,256
Ichor Holdings *	38,000	2,506,860
Lattice Semiconductor *	21,000	2,567,880
Rambus *	17,390	2,001,763
Tower Semiconductor *	10,160	2,245,868
		12,098,627

TOTAL COMMON STOCK
(Cost $49,058,035)		65,971,916
SHORT-TERM INVESTMENT — 5.3%

First American Treasury Obligation Fund 3.640% (A) (B)
(Cost $3,708,396)	3,708,396	3,708,396

TOTAL INVESTMENTS— 100.1%
(Cost $52,766,431)		$69,680,312

Percentages are based on Net Assets of $69,610,644.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of April 30, 2026.
(B)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
APRIL 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.4%

	Shares	Value
BELGIUM — 3.6%
BANKS — 2.5%
KBC Group	24,000	$3,194,364

PHARMACEUTICALS — 1.1%
UCB	5,500	1,497,607

TOTAL BELGIUM		4,691,971

DENMARK — 3.4%
HEALTH CARE SUPPLIES — 1.7%
Coloplast, Cl B	35,000	2,162,078

PHARMACEUTICALS — 1.7%
Novo Nordisk ADR	54,000	2,279,880

TOTAL DENMARK		4,441,958

FRANCE — 10.1%
ADVERTISING — 1.9%
Publicis Groupe	26,000	2,429,380

AEROSPACE & DEFENSE — 3.9%
Airbus	12,300	2,535,770
Thales	9,000	2,472,645
		5,008,415
CHEMICALS — 2.2%
Air Liquide	13,000	2,796,834

MULTI-UTILITIES — 2.1%
Veolia Environnement	65,000	2,748,807

TOTAL FRANCE		12,983,436

GERMANY — 7.0%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS — 2.0%
Knorr-Bremse	22,400	2,612,589

MULTI-UTILITIES — 2.0%
E.ON	115,000	2,553,538

REAL ESTATE SERVICES — 1.8%
Vonovia	84,000	2,263,237

SOFTWARE — 1.2%
SAP	9,500	1,594,990

TOTAL GERMANY		9,024,354

HONG KONG — 2.2%
INSURANCE — 2.2%
AIA Group	263,000	2,887,417

TOTAL HONG KONG		2,887,417

IRELAND — 6.9%
AIRLINES — 2.0%
Ryanair Holdings	101,000	2,649,964

DIVERSIFIED BANKS — 2.1%
Bank of Ireland Group	135,000	2,659,158

LIFE SCIENCES TOOLS & SERVICES — 1.0%
ICON *	11,000	1,301,630

PACKAGED FOODS & MEATS — 1.8%
Kerry Group, Cl A	27,000	2,288,212

TOTAL IRELAND		8,898,964

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
APRIL 30, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
JAPAN — 16.1%
BUILDING PRODUCTS — 2.2%
Daikin Industries	20,000	$2,825,904

ENTERTAINMENT — 1.9%
Nintendo	50,000	2,445,945

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Terumo	152,000	1,934,051

HOUSEHOLD DURABLES — 1.8%
Sony Group	114,000	2,284,028

INDUSTRIAL MACHINERY — 2.6%
Daifuku Ltd.	78,000	3,410,289

LEISURE PRODUCTS — 1.8%
Shimano	22,500	2,360,585

PROPERTY & CASUALTY INSURANCE — 2.4%
Tokio Marine Holdings	68,000	3,114,180

TRADING COMPANIES & DISTRIBUTORS — 1.9%
MonotaRO	200,000	2,378,138

TOTAL JAPAN		20,753,120

NETHERLANDS — 5.8%
BANKS — 2.6%
ING Groep	114,000	3,299,330

SEMICONDUCTOR EQUIPMENT — 3.2%
ASML Holding, Cl G	2,900	4,173,071

TOTAL NETHERLANDS		7,472,401

PORTUGAL — 4.1%
ELECTRIC UTILITIES — 2.1%
EDP	505,000	2,754,422

INTEGRATED OIL & GAS — 2.0%
Galp Energia SGPS	108,000	2,526,125

TOTAL PORTUGAL		5,280,547

SINGAPORE — 7.1%
BANKS — 2.6%
DBS Group Holdings	72,000	3,319,968

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
Singapore Telecommunications	763,000	2,763,432

SOFTWARE — 2.4%
Grab Holdings, Cl A *	807,000	3,082,740

TOTAL SINGAPORE		9,166,140

SWEDEN — 2.0%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS — 2.0%
Epiroc, Cl A	91,000	2,627,116

TOTAL SWEDEN		2,627,116

SWITZERLAND — 7.8%
FOOD PRODUCTS — 2.0%
Nestle	26,000	2,632,231

HEALTH CARE SUPPLIES — 2.3%
Alcon	39,000	2,919,930

PACKAGED FOODS & MEATS — 1.7%
Barry Callebaut	1,500	2,248,288

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
APRIL 30, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
PHARMACEUTICALS — 1.8%
Roche Holding	5,600	$2,282,000

TOTAL SWITZERLAND		10,082,449

UNITED KINGDOM — 12.6%
BEVERAGES — 1.9%
Diageo	120,000	2,426,323

CAPITAL MARKETS — 3.2%
London Stock Exchange Group	32,000	4,152,211

DIVERSIFIED BANKS — 2.4%
Barclays	525,000	3,085,903

ELECTRIC UTILITIES — 1.9%
SSE	70,000	2,506,303

PHARMACEUTICALS — 3.2%
AstraZeneca	22,050	4,131,508

TOTAL UNITED KINGDOM		16,302,248

UNITED STATES — 6.7%
ENERGY EQUIPMENT & SERVICES — 2.0%
Schlumberger Ltd.	45,000	2,559,600

PAPER PACKAGING — 2.1%
Smurfit Westrock	69,000	2,648,910

TRADING COMPANIES & DISTRIBUTORS — 2.6%
Sunbelt Rentals Holdings	44,500	3,405,585

TOTAL UNITED STATES		8,614,095

TOTAL COMMON STOCK
(Cost $99,110,550)		123,226,216
SHORT-TERM INVESTMENT — 1.3%

First American Treasury Obligation Fund 3.640% (A) (B)
(Cost $1,694,636)	1,694,636	1,694,636

TOTAL INVESTMENTS — 96.7%
(Cost $100,805,186)		$124,920,852

Percentages are based on Net Assets of $129,233,615.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2026.
(B)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
APRIL 30, 2026 (UNAUDITED)

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Belgium	$—	$4,691,971	$—	$4,691,971
Denmark	2,279,880	2,162,078	—	4,441,958
France	—	12,983,436	—	12,983,436
Germany	—	9,024,354	—	9,024,354
Hong Kong	—	2,887,417	—	2,887,417
Ireland	1,301,630	7,597,334	—	8,898,964
Japan	—	20,753,120	—	20,753,120
Netherlands	4,173,071	3,299,330	—	7,472,401
Portugal	—	5,280,547	—	5,280,547
Singapore	3,082,740	6,083,400	—	9,166,140
Sweden	—	2,627,116	—	2,627,116
Switzerland	2,919,930	7,162,519	—	10,082,449
United Kingdom	4,131,508	12,170,740	—	16,302,248
United States	8,614,095	—	—	8,614,095
Total Common Stock	26,502,854	96,723,362	—	123,226,216
Short-Term Investment	1,694,636	—	—	1,694,636
Total Investments in Securities	$28,197,490	$96,723,362	$—	$124,920,852

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

APRIL 30, 2026 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Opportunity Fund	SMID Fund
Assets:
Cost of securities	$236,346,052	$38,241,110

Investments in securities, at value	$330,786,825	$45,328,407
Receivable for capital shares sold	9,888	10,642
Dividends receivable	529,394	29,779
Receivable for dividend tax reclaims	15,840	—
Prepaid expenses	22,024	16,547
Total Assets	331,363,971	45,385,375

Liabilities:
Payable for investment securities purchased	2,602,128	—
Investment advisory fees payable	117,158	15,712
Shareholder servicing fees payable	24,898	14,156
Payable for capital shares redeemed	23,296	7,254
Payable due to trustees	18,572	2,864
Payable due to administrator	14,305	2,001
Audit fees payable	13,747	13,747
Chief Compliance Officer fees payable	7,369	1,036
Payable due to custodian	4,461	1,347
Other accrued expenses	111,686	25,102
Total Liabilities	2,937,620	83,219

Commitments and Contingencies †

Net Assets	$328,426,351	$45,302,156

Net Assets:
Paid-in Capital	$209,168,152	$31,634,994
Total Distributable Earnings	119,258,199	13,667,162

Net Assets	$328,426,351	$45,302,156

Investor Class Shares:
Net Assets	$127,179,232	$34,145,442
Total shares outstanding at end of period	4,550,631	1,839,243
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$27.95	$18.56

Institutional Class Shares:
Net Assets	$201,247,119	$11,156,714
Total shares outstanding at end of period	7,245,708	601,396
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$27.77	$18.55

†	See Note 4 in the Notes to Financial Statements.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

APRIL 30, 2026 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	International Equity Fund
Assets:
Cost of securities	$52,766,431	$100,805,186

Investments in securities, at value	$69,680,312	$124,920,852
Receivable for capital shares sold	1,227	74,608
Receivable due from Investment Adviser	958	—
Dividends receivable	23,158	468,273
Receivable for dividend tax reclaims	—	4,006,819
Prepaid expenses	16,012	17,631
Total Assets	69,721,667	129,488,183

Liabilities:
Investment advisory fees payable	31,918	66,072
Payable for capital shares redeemed	23,151	83,118
Audit fees payable	13,747	15,093
Shareholder servicing fees payable	5,447	12,180
Payable due to trustees	3,848	7,693
Payable due to administrator	3,068	5,854
Chief Compliance Officer fees payable	1,424	3,025
Payable due to custodian	852	13,810
Payable due to transfer agent fees	8,104	—
Other accrued expenses	19,464	47,723
Total Liabilities	111,023	254,568

Commitments and Contingencies †

Net Assets	$69,610,644	$129,233,615

Net Assets:
Paid-in Capital	$45,968,215	$155,330,168
Total Distributable Earnings (Accumulated Losses)	23,642,429	(26,096,553)

Net Assets	$69,610,644	$129,233,615

Investor Class Shares:
Net Assets	$23,927,343	$85,033,438
Total shares outstanding at end of period	1,314,029	2,659,062
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$18.21	$31.98

Institutional Class Shares:
Net Assets	$45,683,301	$44,200,177
Total shares outstanding at end of period	2,386,798	1,381,590
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$19.14	$31.99

†	See Note 4 in the Notes to Financial Statements.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

FOR THE SIX MONTHS ENDED
APRIL 30, 2026 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Opportunity Fund	SMID Fund
Investment Income:
Dividends	$3,271,273	$500,423
Interest	133,019	29,876
Less: Foreign Taxes Withheld	(38,667)	—
Total Investment Income	3,365,625	530,299

Expenses:
Investment Advisory Fees	949,907	193,004
Shareholder Servicing Fees - Investor Class Shares	128,982	18,083
Administration Fees	87,075	13,269
Trustees' Fees	28,899	4,696
Chief Compliance Officer Fees	5,862	1,019
Transfer Agent Fees	58,133	29,933
Printing Fees	30,831	4,866
Legal Fees	27,975	4,340
Registration & Filing Fees	18,486	17,659
Audit Fees	13,747	13,747
Custodian Fees	6,597	2,596
Pricing Fees	2,445	1,266
Interest Expense	309	3,258
Other Expenses	32,228	5,176
Total Expenses	1,391,476	312,912
Less:
Investment Advisory Fees Waiver	(236,075)	(89,295)
Fees Paid Indirectly (Note 3)	(3,452)	(451)
Net Expenses	1,151,949	223,166
Net Investment Income	2,213,676	307,133

Net Realized Gain (Loss) on:
Investments	25,943,149	6,870,377
Net Realized Gain (Loss)	25,943,149	6,870,377
Net Unrealized Appreciation (Depreciation) on:
Investments	16,821,764	(399,455)
Net Unrealized Appreciation (Depreciation)	16,821,764	(399,455)
Net Realized and Unrealized Gain (Loss)	42,764,913	6,470,922
Net Increase in Net Assets from Operations	$44,978,589	$6,778,055

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

FOR THE SIX MONTHS ENDED
APRIL 30, 2026 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Small Cap Fund	International Equity Fund
Investment Income:
Dividends	$449,579	$867,104
Interest	75,861	–
Total Investment Income	525,440	867,104

Expenses:
Investment Advisory Fees	279,348	594,043
Shareholder Servicing Fees - Investor Class Shares	25,174	30,140
Administration Fees	18,076	36,303
Trustees' Fees	6,010	11,960
Chief Compliance Officer Fees	1,296	2,452
Transfer Agent Fees	29,629	36,271
Registration & Filing Fees	16,542	16,786
Audit Fees	13,747	15,093
Printing Fees	6,577	12,766
Legal Fees	5,821	11,560
Custodian Fees	2,755	23,713
Pricing Fees	1,262	2,034
Other Expenses	7,121	13,978
Total Expenses	413,358	807,099
Less:
Investment Advisory Fees Waiver	(91,700)	(182,072)
Fees Paid Indirectly (Note 3)	(590)	(835)
Net Expenses	321,068	624,192
Net Investment Income	204,372	242,912

Net Realized Gain (Loss) on:
Investments	6,702,750	8,445,518
Foreign Currency Transactions	—	(17,476)
Net Realized Gain (Loss)	6,702,750	8,428,042
Net Unrealized Appreciation (Depreciation) on:
Investments	3,231,326	(4,959,359)
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	46,367
Net Unrealized Appreciation (Depreciation)	3,231,326	(4,912,992)
Net Realized and Unrealized Gain (Loss)	9,934,076	3,515,050
Net Increase in Net Assets from Operations	$10,138,448	$3,757,962

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$2,213,676	$5,371,361
Net Realized Gain	25,943,149	53,763,933
Net Change in Unrealized Appreciation (Depreciation)	16,821,764	(26,271,922)
Net Increase in Net Assets Resulting from Operations	44,978,589	32,863,372
Distributions:
Investor Class Shares	(23,379,785)	(10,886,030)
Institutional Class Shares	(37,492,712)	(23,146,625)
Total Distributions	(60,872,497)	(34,032,655)
Capital Share Transactions:
Investor Class Shares
Issued	2,454,959	4,334,042
Reinvestment of Dividends	22,105,990	10,299,155
Redeemed	(14,497,263)	(22,677,121)
Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	10,063,686	(8,043,924)
Institutional Class Shares
Issued	19,487,086	41,043,233
Reinvestment of Dividends	24,127,759	14,022,156
Redemption Fees — Note 2	(229)	229
Redeemed	(27,794,308)	(131,307,045)
Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	15,820,308	(76,241,427)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	25,883,994	(84,285,351)
Total Increase (Decrease) in Net Assets	9,990,086	(85,454,634)
Net Assets:
Beginning of period	318,436,265	403,890,899
End of period	$328,426,351	$318,436,265
Share Transactions:
Investor Class Shares
Issued	90,846	151,750
Reinvestment of Dividends	861,722	373,397
Redeemed	(535,148)	(807,754)
Total Increase (Decrease) in Investor Class Shares	417,420	(282,607)
Institutional Class Shares
Issued	746,792	1,468,151
Reinvestment of Dividends	945,143	510,623
Redeemed	(1,032,322)	(4,613,273)
Total Increase (Decrease) in Institutional Class Shares	659,613	(2,634,499)
Net Increase (Decrease) in Shares Outstanding	1,077,033	(2,917,106)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$307,133	$1,149,296
Net Realized Gain	6,870,377	13,257,590
Net Change in Unrealized Depreciation	(399,455)	(20,269,545)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,778,055	(5,862,659)
Distributions:
Investor Class Shares	(10,358,307)	(5,212,288)
Institutional Class Shares	(3,410,201)	(2,591,951)
Total Distributions	(13,768,508)	(7,804,239)
Capital Share Transactions:
Investor Class Shares
Issued	7,958,188	10,305,489
Reinvestment of Dividends	10,358,307	5,212,288
Redemption Fees — Note 2	(505)	505
Redeemed	(20,915,083)	(75,156,007)
Net Decrease in Net Assets from Investor Class Share Transactions	(2,599,093)	(59,637,725)
Institutional Class Shares
Issued	131,487	4,568,059
Reinvestment of Dividends	3,117,252	1,617,779
Redemption Fees — Note 2	(2,219)	2,219
Redeemed	(3,688,083)	(39,654,392)
Net Decrease in Net Assets from Institutional Class Share Transactions	(441,563)	(33,466,335)
Net Decrease in Net Assets from Capital Share Transactions	(3,040,656)	(93,104,060)
Total Decrease in Net Assets	(10,031,109)	(106,770,958)
Net Assets:
Beginning of period	55,333,265	162,104,223
End of period	$45,302,156	$55,333,265
Share Transactions:
Investor Class Shares
Issued	446,402	453,413
Reinvestment of Dividends	601,861	228,997
Redeemed	(1,146,782)	(3,257,675)
Total Decrease in Investor Class Shares	(98,519)	(2,575,265)
Institutional Class Shares
Issued	7,459	201,449
Reinvestment of Dividends	181,179	71,074
Redeemed	(202,277)	(1,739,840)
Total Decrease in Institutional Class Shares	(13,639)	(1,467,317)
Net Decrease in Shares Outstanding	(112,158)	(4,042,582)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$204,372	$383,792
Net Realized Gain	6,702,750	5,974,081
Net Change in Unrealized Appreciation (Depreciation)	3,231,326	(415,037)
Net Increase in Net Assets Resulting from Operations	10,138,448	5,942,836
Distributions:
Investor Class Shares	(2,206,648)	(838,525)
Institutional Class Shares	(4,003,317)	(2,359,360)
Total Distributions	(6,209,965)	(3,197,885)
Capital Share Transactions:
Investor Class Shares
Issued	571,224	2,181,652
Reinvestment of Dividends	2,175,890	810,703
Redeemed	(3,407,146)	(4,861,086)
Net Decrease in Net Assets from Investor Class Share Transactions	(660,032)	(1,868,731)
Institutional Class Shares
Issued	362,745	1,131,535
Reinvestment of Dividends	3,929,129	1,987,870
Redemption Fees — Note 2	—	717
Redeemed	(3,865,716)	(28,901,244)
Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	426,158	(25,781,122)
Net Decrease in Net Assets from Capital Share Transactions	(233,874)	(27,649,853)
Total Increase (Decrease) in Net Assets	3,694,609	(24,904,902)
Net Assets:
Beginning of period	65,916,035	90,820,937
End of period	$69,610,644	$65,916,035
Share Transactions:
Investor Class Shares
Issued	34,441	131,712
Reinvestment of Dividends	133,835	49,512
Redeemed	(197,325)	(295,583)
Total Decrease in Investor Class Shares	(29,049)	(114,359)
Institutional Class Shares
Issued	20,064	67,156
Reinvestment of Dividends	229,706	115,944
Redeemed	(214,521)	(1,667,206)
Total Increase (Decrease) in Institutional Class Shares	35,249	(1,484,106)
Net Increase (Decrease) in Shares Outstanding	6,200	(1,598,465)

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$242,912	$2,520,753
Net Realized Gain	8,428,042	6,241,038
Net Change in Unrealized Appreciation (Depreciation)	(4,912,992)	13,835,178
Net Increase in Net Assets Resulting from Operations	3,757,962	22,596,969
Distributions:
Investor Class Shares	(1,557,546)	(1,251,424)
Institutional Class Shares	(885,641)	(725,435)
Total Distributions	(2,443,187)	(1,976,859)
Capital Share Transactions:
Investor Class Shares
Issued	2,438,293	5,844,416
Reinvestment of Dividends	1,542,653	1,239,391
Redemption Fees — Note 2	(1,493)	1,493
Redeemed	(6,425,290)	(19,629,374)
Net Decrease in Net Assets from Investor Class Share Transactions	(2,445,837)	(12,544,074)
Institutional Class Shares
Issued	367,424	1,244,308
Reinvestment of Dividends	814,420	645,405
Redemption Fees — Note 2	(4)	4
Redeemed	(3,751,218)	(9,545,041)
Net Decrease in Net Assets from Institutional Class Share Transactions	(2,569,378)	(7,655,324)
Net Decrease in Net Assets from Capital Share Transactions	(5,015,215)	(20,199,398)
Total Increase (Decrease) in Net Assets	(3,700,440)	420,712
Net Assets:
Beginning of period	132,934,055	132,513,343
End of period	$129,233,615	$132,934,055
Share Transactions:
Investor Class Shares
Issued	74,983	203,361
Reinvestment of Dividends	47,908	47,946
Redeemed	(199,939)	(697,403)
Total Decrease in Investor Class Shares	(77,048)	(446,096)
Institutional Class Shares
Issued	11,353	44,204
Reinvestment of Dividends	25,285	24,958
Redeemed	(116,570)	(338,627)
Total Decrease in Institutional Class Shares	(79,932)	(269,465)
Net Decrease in Shares Outstanding	(156,980)	(715,561)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Investor Class Shares
	Period		Year ended October 31,
	November 1, 2025 to April 30, 2026
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$29.78		$29.69	$25.16	$25.31	$29.58	$22.07
Income (Loss) from Operations:
Net Investment Income(1)	0.17		0.38	0.37	0.31	0.20	0.17
Net Realized and Unrealized Gain (Loss)	3.72		2.17	6.54	0.76	(2.35)	8.34
Total from Operations	3.89		2.55	6.91	1.07	(2.15)	8.51
Dividends and Distributions:
Net Investment Income	(0.37)		(0.38)	(0.31)	(0.16)	(0.14)	(0.19)
Net Realized Gain	(5.35)		(2.08)	(2.07)	(1.06)	(1.98)	(0.81)
Total Dividends and Distributions	(5.72)		(2.46)	(2.38)	(1.22)	(2.12)	(1.00)
Net Asset Value, End of Year	$27.95		$29.78	$29.69	$25.16	$25.31	$29.58
Total Return†	15.06%		9.36%	28.85%	4.26%	(7.74)%	39.42%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$127,179		$123,107	$131,124	$114,401	$124,006	$158,921

Ratio of Expenses to Average Net Assets	0.86	%*	0.85%	0.86%	0.86%	0.86%	0.85%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.01	%*	0.98%	0.98%	1.00%	0.98%	0.94%

Ratio of Net Investment Income to Average Net Assets	1.27	%*	1.32%	1.34%	1.23%	0.76%	0.61%
Portfolio Turnover Rate	20	%**	49%	32%	51%	46%	36%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Institutional Class Shares
	Period		Year ended October 31,
	November 1, 2025 to April 30, 2026
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$29.66		$29.58	$25.08	$25.24	$29.50	$22.00
Income (Loss) from Operations:
Net Investment Income(1)	0.20		0.43	0.43	0.37	0.26	0.22
Net Realized and Unrealized Gain (Loss)	3.68		2.17	6.50	0.75	(2.35)	8.32
Total from Operations	3.88		2.60	6.93	1.12	(2.09)	8.54
Dividends and Distributions:
Net Investment Income	(0.42)		(0.44)	(0.36)	(0.22)	(0.19)	(0.23)
Net Realized Gain	(5.35)		(2.08)	(2.07)	(1.06)	(1.98)	(0.81)
Total Dividends and Distributions	(5.77)		(2.52)	(2.43)	(1.28)	(2.17)	(1.04)
Net Asset Value, End of Year	$27.77		$29.66	$29.58	$25.08	$25.24	$29.50
Total Return†	15.12%		9.60%	29.09%	4.47%	(7.55)%	39.75%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$201,247		$195,329	$272,767	$211,289	$160,752	$198,332

Ratio of Expenses to Average Net Assets	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	0.80	%*	0.78%	0.77%	0.79%	0.77%	0.74%

Ratio of Net Investment Income to Average Net Assets	1.48	%*	1.51%	1.55%	1.44%	0.97%	0.81%
Portfolio Turnover Rate	20	%**	49%	32%	51%	46%	36%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Investor Class Shares
	Period		Year ended October 31,
	November 1, 2025 to April 30, 2026
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$21.67		$24.57	$21.09	$21.00	$24.96	$17.43
Income (Loss) from Operations:
Net Investment Income(1)	0.12		0.27	0.18	0.19	0.18	0.21
Net Realized and Unrealized Gain (Loss)	2.55		(1.80)	3.47	0.11	(1.48)	7.45
Total from Operations	2.67		(1.53)	3.65	0.30	(1.30)	7.66
Dividends and Distributions:
Net Investment Income	(0.29)		(0.27)	(0.17)	(0.20)	(0.19)	(0.13)
Net Realized Gain	(5.49)		(1.10)	—	(0.01)	(2.47)	—
Total Dividends and Distributions	(5.78)		(1.37)	(0.17)	(0.21)	(2.66)	(0.13)
Redemption Fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Year	$18.56		$21.67	$24.57	$21.09	$21.00	$24.96
Total Return†	14.87%		(6.45)%	17.31%	1.38%	(5.74)%	44.07%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$34,145		$42,000	$110,896	$117,766	$103,824	$124,536

Ratio of Expenses to Average Net Assets	0.47	%*	0.95%	0.96%	0.93%	0.92%	0.93%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.65	%*	1.19%	1.12%	1.11%	1.09%	1.07%

Ratio of Net Investment Income to Average Net Assets	0.62	%*	1.18%	0.73%	0.87%	0.81%	0.87%
Portfolio Turnover Rate	27	%**	47%	12%	38%	34%	52%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Institutional Class Shares
	Period		Year ended October 31,
	November 1, 2025 to April 30, 2026
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$21.68		$24.59	$21.10	$21.01	$24.97	$17.44
Income (Loss) from Operations:
Net Investment Income(1)	0.12		0.29	0.20	0.20	0.19	0.22
Net Realized and Unrealized Gain (Loss)	2.55		(1.80)	3.48	0.11	(1.48)	7.45
Total from Operations	2.67		(1.51)	3.68	0.31	(1.29)	7.67
Dividends and Distributions:
Net Investment Income	(0.31)		(0.30)	(0.19)	(0.21)	(0.20)	(0.14)
Net Realized Gain	(5.49)		(1.10)	—	(0.01)	(2.47)	—
Total Dividends and Distributions	(5.80)		(1.40)	(0.19)	(0.22)	(2.67)	(0.14)
Redemption Fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.01
Net Asset Value, End of Year	$18.55		$21.68	$24.59	$21.10	$21.01	$24.97
Total Return†	14.94%		(6.34)%	17.44%	1.46%	(5.67)%	44.17%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$11,157		$13,334	$51,208	$49,779	$23,164	$25,993

Ratio of Expenses to Average Net Assets	0.42	%*	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.62	%*	1.08%	1.02%	1.04%	1.02%	0.99%

Ratio of Net Investment Income to Average Net Assets	0.67	%*	1.29%	0.84%	0.90%	0.87%	0.89%
Portfolio Turnover Rate	27	%**	47%	12%	38%	34%	52%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Investor Class Shares
	Period		Year ended October 31,
	November 1, 2025 to April 30, 2026
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$17.32		$16.60	$13.61	$14.48	$20.95	$14.93
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.04		0.06	0.05	0.11	0.01	(0.02)
Net Realized and Unrealized Gain (Loss)	2.55		1.23	3.10	(0.91)	(1.30)	6.10
Total from Operations	2.59		1.29	3.15	(0.80)	(1.29)	6.08
Dividends and Distributions:
Net Investment Income	(0.08)		(0.06)	(0.09)	—	—	(0.06)
Net Realized Gain	(1.62)		(0.51)	(0.07)	(0.07)	(5.18)	—
Total Dividends and Distributions	(1.70)		(0.57)	(0.16)	(0.07)	(5.18)	(0.06)
Redemption Fees	—		—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Year	$18.21		$17.32	$16.60	$13.61	$14.48	$20.95
Total Return†	16.16%		7.99%	23.27%	(5.57)%	(7.36)%	40.79%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$23,927		$23,263	$24,200	$22,912	$33,349	$40,967

Ratio of Expenses to Average Net Assets	0.56	%*	1.12%	1.15%	1.05%	1.10%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.69	%*	1.38%	1.36%	1.27%	1.31%	1.26%

Ratio of Net Investment Income (Loss) to Average Net Assets	0.24	%*	0.38%	0.33%	0.71%	0.05%	(0.10)%
Portfolio Turnover Rate	22	%**	26%	7%	48%	50%	64%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Institutional Class Shares
	Period		Year ended October 31,
	November 1, 2025 to April 30, 2026
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$18.14		$17.37	$14.22	$15.13	$21.63	$15.39
Income (Loss) from Operations:
Net Investment Income(1)	0.06		0.10	0.09	0.13	0.04	0.02
Net Realized and Unrealized Gain (Loss)	2.67		1.28	3.25	(0.94)	(1.36)	6.30
Total from Operations	2.73		1.38	3.34	(0.81)	(1.32)	6.32
Dividends and Distributions:
Net Investment Income	(0.11)		(0.10)	(0.12)	(0.03)	—	(0.08)
Net Realized Gain	(1.62)		(0.51)	(0.07)	(0.07)	(5.18)	—
Total Dividends and Distributions	(1.73)		(0.61)	(0.19)	(0.10)	(5.18)	(0.08)
Redemption Fees	—		—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Year	$19.14		$18.14	$17.37	$14.22	$15.13	$21.63
Total Return†	16.27%		8.20%	23.59%	(5.42)%	(7.21)%	41.18%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$45,683		$42,653	$66,621	$71,311	$38,858	$55,691

Ratio of Expenses to Average Net Assets	0.45	%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.58	%*	1.16%	1.11%	1.12%	1.11%	1.07%

Ratio of Net Investment Income to Average Net Assets	0.34	%*	0.59%	0.58%	0.81%	0.26%	0.08%
Portfolio Turnover Rate	22	%**	26%	7%	48%	50%	64%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Investor Class Shares
	Period		Year ended October 31,
	November 1, 2025 to April 30, 2026
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$31.66		$26.96	$22.20	$20.37	$28.06	$22.33
Income (Loss) from Operations:
Net Investment Income(1)	0.05		0.55	0.36	0.25	0.29	0.34
Net Realized and Unrealized Gain (Loss)	0.85		4.55	4.82	2.16	(7.61)	5.70
Total from Operations	0.90		5.10	5.18	2.41	(7.32)	6.04
Dividends and Distributions:
Net Investment Income	(0.58)		(0.40)	(0.42)	(0.58)	(0.37)	(0.31)
Total Dividends and Distributions	(0.58)		(0.40)	(0.42)	(0.58)	(0.37)	(0.31)
Redemption Fees	—		0.00 (2)	—	—	0.00 (2)	0.00 (2)
Net Asset Value, End of Year	$31.98		$31.66	$26.96	$22.20	$20.37	$28.06
Total Return†	2.82%		19.27%	23.53%	11.85%	(26.42)%	27.13%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$85,033		$86,613	$85,792	$85	$115,167	$205,317

Ratio of Expenses to Average Net Assets	0.48	%*	1.02%	1.00%	0.99%	0.99%	0.98%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.62	%*	1.30%	1.23%	1.25%	1.17%	1.12%

Ratio of Net Investment Income to Average Net Assets	0.17	%*	1.91%	1.42%	1.05%	1.20%	1.21%
Portfolio Turnover Rate	20	%**	48%	38%	32%	49%	61%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Institutional Class Shares
	Period		Year ended October 31,
	November 1, 2025 to April 30, 2026
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$31.69		$26.99	$22.22	$20.41	$28.10	$22.38
Income (Loss) from Operations:
Net Investment Income(1)	0.07		0.58	0.32	0.26	0.31	0.33
Net Realized and Unrealized Gain (Loss)	0.85		4.55	4.89	2.16	(7.61)	5.74
Total from Operations	0.92		5.13	5.21	2.42	(7.30)	6.07
Dividends and Distributions:
Net Investment Income	(0.62)		(0.43)	(0.44)	(0.61)	(0.39)	(0.35)
Total Dividends and Distributions	(0.62)		(0.43)	(0.44)	(0.61)	(0.39)	(0.35)
Redemption Fees	—		0.00 (2)	0.00 (2)	—	0.00 (2)	0.00 (2)
Net Asset Value, End of Year	$31.99		$31.69	$26.99	$22.22	$20.41	$28.10
Total Return†	2.87%		19.38%	23.68%	11.86%	(26.32)%	27.23%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$44,200		$46,321	$46,721	$93,689	$200,634	$718,480

Ratio of Expenses to Average Net Assets	0.45	%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.58	%*	1.18%	1.14%	1.16%	1.08%	1.04%

Ratio of Net Investment Income to Average Net Assets	0.21	%*	2.03%	1.25%	1.11%	1.25%	1.19%
Portfolio Turnover Rate	20	%**	48%	38%	32%	49%	61%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

APRIL 30, 2026 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund (collectively the “Funds,” individually a “Fund”) each of which are diversified Funds. The Opportunity Fund and International Equity Fund seek total return and capital preservation. The SMID Fund and Small Cap Fund seek long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. No securities were fair valued by the committee as of April 30, 2026.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Cambiar International Equity Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

APRIL 30, 2026 (UNAUDITED)

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedure, etc.)

•	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Cambiar International Equity Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2026, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

APRIL 30, 2026 (UNAUDITED)

Cash — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses of the Trust which can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees —The Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the period ended April 30, 2026, the Funds retained fees of $229, $2,724, $– and $1,497, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Segment Reporting — An operating segment is defined in Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds' long-term strategic asset allocation is predetermined in accordance with the Funds' single investment objective which is executed by the Funds' portfolio manager. The financial information in the form of the Funds' schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds' comparative benchmarks and to make resource allocation decisions for the Funds' single segment, is consistent with that presented within the Funds' financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2026, the Funds incurred the following fees for these services: $87,075, $13,269, $18,076 and $36,303 for the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund, respectively.

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets are paid by Cambiar Investors, LLC (the “Adviser”). During the period ended April 30, 2026, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap and Cambiar International Equity paid $128,982, $18,083, $25,174 and $30,140, for the Investor Shares, respectively, for these services.

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

APRIL 30, 2026 (UNAUDITED)

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board. During the period ended April 30, 2026, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap and Cambiar International Equity were allocated CCO fees totaling $5,862, $1,019, $1,296 and $2,452, respectively.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent for the Funds under the transfer agency agreement with the Trust. The Funds earn cash management credits which are used to offset transfer agent expenses. During the period ended April 30, 2026, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap and Cambiar International Equity earned credits of $3,452, $451, $590 and $835, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4. Investment Advisory Agreements:

Under the terms of the investment advisory agreement, the advisory fees for each Fund are as follows:

Advisory Fee
Cambiar Opportunity Fund	0.60%
Cambiar SMID Fund	0.80%
Cambiar Small Cap Fund	0.85%
Cambiar International Equity Fund	0.90%*

*	The Fund pays the Adviser a fee at an annual rate of 0.90% on the first $2 billion in assets, 0.80% for assets between $ 2 billion and $10 billion, and 0.70% for assets over $10 billion.

The Adviser has contractually agreed, through March 1, 2027, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Fund’s average daily net assets, in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses, and shareholder servicing fees) of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Cambiar Opportunity Fund	0.65%
Cambiar SMID Fund	0.85%
Cambiar Small Cap Fund	0.90%
Cambiar International Equity Fund	0.90%

Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the period ended April 30, 2026. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. During the period ended April 30, 2026, the Funds did not recoup any previously waived fees.

At April 30, 2026, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period Waived	Subject to Repayment until October 31:	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund
10/31/23 – 10/31/24	2027	$475,732	$295,068	$218,320	$581,717
10/31/24 – 10/31/25	2028	471,621	275,676	198,144	307,557
10/31/25 – 10/31/26	2029	481,478	180,952	184,405	374,934
		$1,428,831	$751,696	$600,869	$1,264,208

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

APRIL 30, 2026 (UNAUDITED)

5. Investment Transactions:

For the period ended April 30, 2026, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Cambiar Opportunity Fund	$61,268,499	$102,621,407
Cambiar SMID Fund	12,725,194	30,014,821
Cambiar Small Cap Fund	13,937,696	20,350,003
Cambiar International Equity Fund	24,999,706	31,749,457

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to reclassification of long term capital gain distributions on REITs, foreign currency translations, and reclassification of distributions.

There are no permanent differences that are credited or charged to Paid-In Capital and Distributable Earnings as of October 31, 2025.

The tax character of dividends and distributions declared during the last two fiscal years ended October 31, were as follows:

	Ordinary Income	Long -Term Capital Gain	Total
Cambiar Opportunity Fund
2025	$11,045,811	$22,986,844	$34,032,655
2024	8,904,731	22,351,843	31,256,574
Cambiar SMID Fund
2025	2,905,837	4,898,402	7,804,239
2024	1,351,864	—	1,351,864
Cambiar Small Cap Fund
2025	1,908,091	1,289,794	3,197,885
2024	996,362	256,514	1,252,876
Cambiar International Equity Fund
2025	1,976,859	—	1,976,859
2024	3,015,266	—	3,015,266

As of October 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund
Undistributed Ordinary Income	$13,387,249	$654,075	$1,471,996	$2,311,083
Undistributed Long-Term Capital Gain	46,881,451	12,935,548	4,737,265	–
Capital Loss Carryforwards	–	–	–	(58,592,715)
Net Unrealized Appreciation	74,883,416	7,067,995	13,504,687	28,870,304
Other Temporary Differences	(9)	(3)	(2)	–
Total Distributable Earnings (Accumulated Losses)	$135,152,107	$20,657,615	$19,713,946	$(27,411,328)

As of October 31, 2025, the following Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total Post-Enactment Capital Loss Carryforwards
Cambiar International Equity Fund	$58,592,715	$—	$58,592,715

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

APRIL 30, 2026 (UNAUDITED)

During the year ended October 31, 2025, the following funds utilized the prior year capital loss carryforward:

	Short-Term Loss	Long-Term Loss	Total Post-Enactment Capital Loss Carryforwards
Cambiar International Equity Fund	$5,950,828	$—	$5,950,828

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds' net unrealized appreciation/(depreciation) difference is attributable primarily to wash sales.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at April 30, 2026, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Cambiar Opportunity Fund	$236,346,052	$101,963,434	$(7,522,661)	$94,440,773
Cambiar SMID Fund	38,241,110	10,484,603	(3,397,306)	7,087,297
Cambiar Small Cap Fund	52,766,431	20,198,676	(3,284,795)	16,913,881
Cambiar International Equity Fund	100,805,186	31,285,362	(7,169,696)	24,115,666

7. Concentration of Risks:

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — (Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund) — Since its purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

Market Risk — (Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund) — A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, interest rates, inflation, monetary and fiscal policy, trade policy and tariffs, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. Actual or threatened war or armed conflicts and acts of terrorism could also affect the securities markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Value Investing Risk — (Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund) — The Fund is an actively managed mutual fund that pursues a “value” style of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund may not achieve its intended results and could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Foreign Company Risk — Cambiar International Equity Fund — Because the Fund invests in foreign securities, including securities denominated in foreign currencies and ADRs, it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States, because of, among other things, unstable political and economic conditions, sovereign solvency considerations, and less developed and more thinly traded securities markets. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”).

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

APRIL 30, 2026 (UNAUDITED)

Foreign Currency Risk — Cambiar International Equity Fund — Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Emerging Markets Risk — Cambiar International Equity Fund — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Small-Capitalization Company Risk — Cambiar Small Cap Fund — The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, may incur higher borrowing costs, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies. Portfolio securities may be traded over-the-counter or listed on an exchange.

Small- and Mid-Capitalization Company Risk — Cambiar SMID Fund — The Fund is also subject to the risk that small- and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small- and mid-capitalization companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in smaller companies may pose additional risks, including liquidity risk, because these companies tend to have more limited product lines, markets and financial resources, may incur higher borrowing costs, and may depend upon a relatively small management team. Therefore, stocks of smaller companies may be more volatile than those of larger companies. Portfolio securities may be traded over-the-counter or listed on an exchange.

8. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. Line of Credit:

The Funds entered into an agreement on July 28, 2025, which enables them to participate in a $100 million uncommitted, secured, revolving line of credit with the Custodian. The agreement expires on July 27, 2026. The proceeds from the borrowings shall be used to provide temporary liquidity to the Funds as necessary in order to meet shareholder redemption needs. Interest is charged to the Funds based on the outstanding principal balance of the borrowings at an annual rate equal to the Custodian’s then current prime-lending rate. The Funds’ holdings serve as collateral against any borrowings under the line of credit.

Borrowing activity for the period ended April 30, 2026, was the following:

Fund	Maximum Amount of Line of Credit	Interest Expense	Average Rate	Average Borrowing	Number of Days on Loan	Maximum Amount Outstanding
Cambiar Opportunity Fund	$100,000,000	$309	6.75%	$124.267	15	$ 706,000
Cambiar SMID Fund	100,000,000	3,258	6.85	3,463,200	5	5,232,000

As of April 30, 2026, there were no borrowings outstanding in the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

APRIL 30, 2026 (UNAUDITED)

10. Concentration of Shareholders:

At April 30, 2026, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% of Ownership
Cambiar Opportunity Fund, Investor Class	3	67%
Cambiar Opportunity Fund, Institutional Class	3	59%
Cambiar SMID Fund, Investor Class	1	78%
Cambiar SMID Fund, Institutional Class	3	86%
Cambiar Small Cap Fund, Investor Class	3	62%
Cambiar Small Cap Fund, Institutional Class	3	74%
Cambiar International Equity Fund, Investor Class	2	62%
Cambiar International Equity Fund, Institutional Class	2	80%

11. Recent Accounting Pronouncement:

The Funds adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of their operations.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

APRIL 30, 2026 (UNAUDITED)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

200 Columbine Street

Suite 800

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-2500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026